CONSOLIDATED STATEMENTS OF INCOME $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 RUB (₽) ₽ / shares shares	Dec. 31, 2016 RUB (₽) ₽ / shares shares	Dec. 31, 2015 RUB (₽) ₽ / shares shares
CONSOLIDATED STATEMENTS OF INCOME
Revenues		$ 1,632.9	₽ 94,054,000,000	₽ 75,925,000,000	₽ 59,792,000,000
Operating costs and expenses:
Cost of revenues	[1]	415.6	23,937,000,000	19,754,000,000	16,810,000,000
Product development	[1]	325.7	18,761,000,000	15,832,000,000	13,421,000,000
Sales, general and administrative	[1]	470.2	27,081,000,000	17,885,000,000	11,601,000,000
Depreciation and amortization		195.1	11,239,000,000	9,607,000,000	7,791,000,000
Goodwill impairment | ₽			0	0	576,000,000
Total operating costs and expenses		1,406.6	81,018,000,000	63,078,000,000	50,199,000,000
Income from operations		226.3	13,036,000,000	12,847,000,000	9,593,000,000
Interest income		50.5	2,909,000,000	2,863,000,000	3,037,000,000
Interest Expense		(15.6)	(897,000,000)	(1,208,000,000)	(1,293,000,000)
Other income/(loss), net		(25.4)	(1,466,000,000)	(3,395,000,000)	2,259,000,000
Income before income taxes		235.8	13,582,000,000	11,107,000,000	13,596,000,000
Provision for income taxes		85.5	4,926,000,000	4,324,000,000	3,917,000,000
Net income		150.3	8,656,000,000	6,783,000,000	9,679,000,000
Net loss attributable to noncontrolling interests		2.1	120,000,000	15,000,000
Net income attributable to Yandex N.V.		$ 152.4	₽ 8,776,000,000	₽ 6,798,000,000	₽ 9,679,000,000
Net income per Class A and Class B share:
Basic | (per share)		$ 0.47	₽ 27.02	₽ 21.19	₽ 30.39
Diluted | (per share)		$ 0.46	₽ 26.49	₽ 20.84	₽ 29.90
Weighted average number of Class A and Class B shares outstanding
Basic (in shares)		324,747,888	324,747,888	320,788,967	318,541,887
Diluted (in shares)		331,243,961	331,243,961	326,136,949	323,713,437

[1]	These balances exclude depreciation and amortization expenses, which are presented separately, and include sharebased compensation expenses of: